Taxation - Summary of Deferred Taxation (Detail) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2018		Mar. 31, 2017	Mar. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	£ (477)		£ 15
(Credit) expense recognised in the income statement			(185)
(Credit) expense recognised in other comprehensive income	465		(323)
Expense recognised in equity	6		23
Exchange differences	3		(7)
Transfer to current tax	17
Ending balance	14		(477)
Deferred tax asset	(1,326)	[1]	(1,717)	£ (1,247)
Deferred tax liability	1,340	[1]	1,240	£ 1,262
Fixed Asset Temporary Differences [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	1,432		1,618
(Credit) expense recognised in the income statement	11		(181)
(Credit) expense recognised in other comprehensive income			(5)
Transfer to current tax	17
Ending balance	1,460		1,432
Deferred tax asset	(41)		(117)
Deferred tax liability	1,501		1,549
Retirement Benefit Obligations [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	(1,537)		(1,149)
(Credit) expense recognised in the income statement	(104)		(82)
(Credit) expense recognised in other comprehensive income	475		(306)
Ending balance	(1,166)		(1,537)
Deferred tax asset	(1,166)		(1,537)
Share-Based Payments [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	(17)		(54)
(Credit) expense recognised in the income statement	4		14
Expense recognised in equity	6		23
Ending balance	(7)		(17)
Deferred tax asset	(7)		(17)
Tax Losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	(270)		(325)
(Credit) expense recognised in the income statement	89		65
(Credit) expense recognised in other comprehensive income			(3)
Exchange differences	(2)		(7)
Ending balance	(183)		(270)
Deferred tax asset	(183)		(270)
Other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	(85)		(75)
(Credit) expense recognised in the income statement			(1)
(Credit) expense recognised in other comprehensive income	(10)		(9)
Exchange differences	5
Ending balance	(90)		(85)
Deferred tax asset	(90)		(96)
Deferred tax liability			11
Jurisdictional Offset [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax asset	161		320
Deferred tax liability	£ (161)		£ (320)

[1]	Certain results have been restated to reflect the update to the calculation of our IAS19 accounting valuation of retirement benefit obligations. See Note1 to the Condensed consoliated financial statements.